Loans and allowance for credit losses	3 Months Ended
Jan. 31, 2019
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Loans and allowance for credit losses
Note 5 Loans and allowance for credit losses

Allowance for credit losses

	For the three months ended
	January 31, 2019					January 31, 2018
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other (1)	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other (1)	Balance at end of period
Retail
Residential mortgages	$382	$33	$(4)	$(2)	$409	$378	$13	$(13)	$(15)	$363
Personal	895	123	(113)	(13)	892	826	145	(102)	(8)	861
Credit cards	760	140	(120)	–	780	693	98	(110)	(1)	680
Small business	51	6	(5)	(1)	51	49	9	(7)	(1)	50
Wholesale	979	204	(61)	(12)	1,110	1,010	72	(18)	(39)	1,025
Customers’ liability under acceptances	21	10	–	–	31	20	(3)	–	(1)	16
	$3,088	$516	$(303)	$(28)	$3,273	$2,976	$334	$(250)	$(65)	$2,995
Presented as:
Allowance for loan losses	$2,912				$3,061	$2,749				$2,776
Other liabilities – Provisions	154				180	207				202
Customers’ liability under acceptances	21				31	20				16
Other components of equity	1				1	–				1

(1)	Includes interest income on impaired loans of $21 million for the three months ended January 31, 2019 (January 31, 2018 – $17 million).

The following table reconciles the opening and closing allowance for loans and commitments, by stage, for each major product category.

Reconciling items include the following:

•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Purchases and originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•

Derecognitions and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•

Remeasurements, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2019				January 31, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$142	$64	$176	$382	$140	$65	$173	$378
Provision for credit losses
Transfers in (out) to Stage 1	8	(8)	–	–	22	(22)	–	–
Transfers in (out) to Stage 2	(3)	4	(1)	–	(5)	5	–	–
Transfers in (out) to Stage 3	(1)	(8)	9	–	–	(3)	3	–
Purchases and originations	13	–	–	13	16	–	–	16
Derecognitions and maturities	(3)	(2)	–	(5)	(3)	(3)	–	(6)
Remeasurements	(18)	30	13	25	(36)	27	12	3
Write-offs	–	–	(5)	(5)	–	–	(14)	(14)
Recoveries	–	–	1	1	–	–	1	1
Exchange rate and other	–	(1)	(1)	(2)	(4)	(2)	(9)	(15)
Balance at end of period	$138	$79	$192	$409	$130	$67	$166	$363
Personal
Balance at beginning of period	$242	$512	$141	$895	$278	$427	$121	$826
Provision for credit losses
Transfers in (out) to Stage 1	132	(132)	–	–	204	(204)	–	–
Transfers in (out) to Stage 2	(23)	23	–	–	(42)	42	–	–
Transfers in (out) to Stage 3	–	(44)	44	–	–	(43)	43	–
Purchases and originations	23	–	–	23	26	2	–	28
Derecognitions and maturities	(7)	(30)	–	(37)	(9)	(35)	–	(44)
Remeasurements	(132)	190	79	137	(180)	271	70	161
Write-offs	–	–	(144)	(144)	–	–	(129)	(129)
Recoveries	–	–	31	31	–	–	27	27
Exchange rate and other	–	–	(13)	(13)	(2)	(1)	(5)	(8)
Balance at end of period	$235	$519	$138	$892	$275	$459	$127	$861
Credit cards
Balance at beginning of period	$161	$599	$–	$760	$251	$442	$–	$693
Provision for credit losses
Transfers in (out) to Stage 1	110	(110)	–	–	228	(228)	–	–
Transfers in (out) to Stage 2	(19)	19	–	–	(40)	40	–	–
Transfers in (out) to Stage 3	–	(80)	80	–	–	(37)	37	–
Purchases and originations	1	–	–	1	3	1	–	4
Derecognitions and maturities	(1)	(6)	–	(7)	(4)	(30)	–	(34)
Remeasurements	(84)	190	40	146	(224)	279	73	128
Write-offs	–	–	(153)	(153)	–	–	(142)	(142)
Recoveries	–	–	33	33	–	–	32	32
Exchange rate and other	–	–	–	–	(2)	1	–	(1)
Balance at end of period	$168	$612	$–	$780	$212	$468	$–	$680
Small business
Balance at beginning of period	$17	$16	$18	$51	$15	$15	$19	$49
Provision for credit losses
Transfers in (out) to Stage 1	5	(5)	–	–	8	(8)	–	–
Transfers in (out) to Stage 2	(1)	1	–	–	(2)	2	–	–
Transfers in (out) to Stage 3	–	(3)	3	–	–	(3)	3	–
Purchases and originations	3	–	–	3	3	–	–	3
Derecognitions and maturities	(1)	(2)	–	(3)	(1)	(2)	–	(3)
Remeasurements	(7)	11	2	6	(7)	12	4	9
Write-offs	–	–	(7)	(7)	–	–	(9)	(9)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	–	–	(1)	(1)	1	(1)	(1)	(1)
Balance at end of period	$16	$18	$17	$51	$17	$15	$18	$50
Wholesale
Balance at beginning of period	$274	$340	$365	$979	$251	$352	$407	$1,010
Provision for credit losses
Transfers in (out) to Stage 1	24	(24)	–	–	58	(58)	–	–
Transfers in (out) to Stage 2	(9)	11	(2)	–	(35)	35	–	–
Transfers in (out) to Stage 3	(1)	(16)	17	–	–	(6)	6	–
Purchases and originations	68	10	–	78	52	8	–	60
Derecognitions and maturities	(43)	(43)	–	(86)	(41)	(52)	–	(93)
Remeasurements	(11)	84	139	212	(32)	63	74	105
Write-offs	–	–	(68)	(68)	–	–	(27)	(27)
Recoveries	–	–	7	7	–	–	9	9
Exchange rate and other	(1)	(1)	(10)	(12)	(4)	(8)	(27)	(39)
Balance at end of period	$301	$361	$448	$1,110	$249	$334	$442	$1,025

Credit risk exposure by internal risk rating

The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings as at the reporting date as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2018 Annual Report.

	As at
	January 31, 2019				October 31, 2018
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$224,589	$4,523	$–	$229,112	$222,026	$3,688	$–	$225,714
Medium risk	13,229	1,455	–	14,684	13,681	1,369	–	15,050
High risk	2,559	2,836	–	5,395	2,577	2,897	–	5,474
Not rated	35,451	604	–	36,055	34,670	578	–	35,248
Impaired	–	–	754	754	–	–	726	726
	275,828	9,418	754	286,000	272,954	8,532	726	282,212
Items not subject to impairment (1)				312				259
Total				286,312				282,471
Loans outstanding – Personal
Low risk	$70,837	$1,383	$–	$72,220	$71,763	$1,256	$–	$73,019
Medium risk	6,002	2,107	–	8,109	6,124	1,925	–	8,049
High risk	945	1,641	–	2,586	998	1,672	–	2,670
Not rated	8,041	70	–	8,111	8,595	64	–	8,659
Impaired	–	–	310	310	–	–	303	303
Total	85,825	5,201	310	91,336	87,480	4,917	303	92,700
Loans outstanding – Credit cards
Low risk	$13,030	$102	$–	$13,132	$13,185	$100	$–	$13,285
Medium risk	2,124	1,621	–	3,745	2,234	1,632	–	3,866
High risk	131	1,293	–	1,424	139	1,331	–	1,470
Not rated	833	31	–	864	764	30	–	794
Total	16,118	3,047	–	19,165	16,322	3,093	–	19,415
Loans outstanding – Small business
Low risk	$2,147	$29	$–	$2,176	$2,004	$46	$–	$2,050
Medium risk	2,180	99	–	2,279	2,230	102	–	2,332
High risk	88	188	–	276	95	178	–	273
Not rated	176	1	–	177	166	1	–	167
Impaired	–	–	46	46	–	–	44	44
Total	4,591	317	46	4,954	4,495	327	44	4,866
Undrawn loan commitments – Retail
Low risk	$186,385	$1,474	$–	$187,859	$182,426	$1,270	$–	$183,696
Medium risk	9,791	244	–	10,035	10,794	239	–	11,033
High risk	3,745	158	–	3,903	3,740	166	–	3,906
Not rated	2,473	36	–	2,509	2,584	35	–	2,619
Total	202,394	1,912	–	204,306	199,544	1,710	–	201,254
Wholesale
Loans outstanding
Investment grade	$52,494	$201	$–	$52,695	$46,869	$324	$–	$47,193
Non-investment grade	109,104	12,015	–	121,119	106,027	10,190	–	116,217
Not rated	6,928	411	–	7,339	6,692	411	–	7,103
Impaired	–	–	1,647	1,647	–	–	1,096	1,096
	168,526	12,627	1,647	182,800	159,588	10,925	1,096	171,609
Items not subject to impairment (1)				8,314				8,669
Total				191,114				180,278
Undrawn loan commitments – Wholesale
Investment grade	$227,610	$2	$–	$227,612	$222,970	$93	$–	$223,063
Non-investment grade	90,067	8,110	–	98,177	88,828	7,069	–	95,897
Not rated	4,764	–	–	4,764	4,291	–	–	4,291
Total	322,441	8,112	–	330,553	316,089	7,162	–	323,251

(1)	Retail loans outstanding – Residential mortgages and Wholesale loans outstanding items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired (1)

	As at
	January 31, 2019				October 31, 2018
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$2,992	$1,403	$174	$4,569	$2,995	$1,402	$179	$4,576
Wholesale	1,562	485	–	2,047	1,246	468	–	1,714
	$4,554	$1,888	$174	$6,616	$4,241	$1,870	$179	$6,290

(1)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.